Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Land	$ 16,190	$ 10,410
Buildings	107,932	88,256
Machinery, equipment and fixtures	387,914	433,652
Leasehold improvements	215,445	209,612
Construction in progress	16,649	36,728
Property, plant and equipment, gross	744,130	778,658
Less accumulated depreciation	(484,772)	(544,994)
Property, plant and equipment, net	$ 259,358	$ 233,664